UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2017

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund, Inc. - AB Limited Duration High Income Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 54.0%
Industrial - 48.2%
Basic - 4.2%
Anglo American Capital PLC
3.25%, 4/03/23 (a)	EUR	644	$706,887
3.625%, 5/14/20 (a)	U.S.$	350	353,920
4.125%, 4/15/21 (a)		1,323	1,346,152
ArcelorMittal
7.25%, 2/25/22		714	805,035
Ashland LLC
4.75%, 8/15/22		485	503,188
CF Industries, Inc.
3.45%, 6/01/23		105	94,395
7.125%, 5/01/20		462	503,580
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)		1,440	1,440,000
Freeport-McMoRan, Inc.
2.375%, 3/15/18		681	675,893
4.00%, 11/14/21		340	331,500
6.50%, 11/15/20 (a)		540	554,850
Grinding Media, Inc./MC Grinding Media Canada, Inc.
7.375%, 12/15/23 (a)		302	317,281
Huntsman International LLC
5.125%, 11/15/22		824	840,480
Ineos Finance PLC
4.00%, 5/01/23 (a)	EUR	353	384,190
INEOS Group Holdings SA
5.625%, 8/01/24 (a)	U.S.$	300	297,750
Lecta SA
6.50%, 8/01/23 (a)	EUR	748	807,240
Lundin Mining Corp.
7.50%, 11/01/20 (a)	U.S.$	327	347,846
7.875%, 11/01/22 (a)		90	97,875
Novelis Corp.
6.25%, 8/15/24 (a)		283	299,980
PQ Corp.
6.75%, 11/15/22 (a)		204	218,280
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (a)		854	882,822
Teck Resources Ltd.
4.50%, 1/15/21		630	633,150
8.00%, 6/01/21 (a)		17	18,700
United States Steel Corp.
8.375%, 7/01/21 (a)		501	553,871
WR Grace & Co.-Conn
5.125%, 10/01/21 (a)		881	918,442

			13,933,307

	Principal Amount (000)		U.S. $ Value
Capital Goods - 5.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
3.963% (LIBOR 3 Month + 3.00%), 12/15/19 (a)(b)	U.S.$	2,058	$2,088,870
Ashtead Capital, Inc.
6.50%, 7/15/22 (a)		1,055	1,105,112
Ball Corp.
4.375%, 12/15/20		1,202	1,256,090
Clean Harbors, Inc.
5.125%, 6/01/21		554	566,576
5.25%, 8/01/20		885	906,019
CNH Industrial Capital LLC
3.25%, 2/01/17		712	712,000
3.625%, 4/15/18		975	987,187
EnPro Industries, Inc.
5.875%, 9/15/22		1,225	1,258,687
GFL Environmental, Inc.
7.875%, 4/01/20 (a)		84	88,095
9.875%, 2/01/21 (a)		916	1,007,600
HD Supply, Inc.
5.25%, 12/15/21 (a)		412	434,660
Herc Rentals, Inc.
7.50%, 6/01/22 (a)		319	336,146
7.75%, 6/01/24 (a)		742	780,028
KLX, Inc.
5.875%, 12/01/22 (a)		621	639,630
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (a)		503	514,318
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		1,205	1,230,606
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (a)		112	114,240
Sealed Air Corp.
4.875%, 12/01/22 (a)		1,461	1,501,177
SPX FLOW, Inc.
5.625%, 8/15/24 (a)		86	86,645
Standard Industries, Inc./NJ
5.125%, 2/15/21 (a)		835	870,487
TA MFG. Ltd.
3.625%, 4/15/23 (a)	EUR	695	740,327
Terex Corp.
6.00%, 5/15/21	U.S.$	139	142,128
Travis Perkins PLC
4.50%, 9/07/23 (a)	GBP	395	487,471
United Rentals North America, Inc.
7.625%, 4/15/22	U.S.$	256	269,440

			18,123,539

Communications - Media - 5.9%
Altice Financing SA
6.625%, 2/15/23 (a)		1,070	1,100,762

	Principal Amount (000)		U.S. $ Value
7.50%, 5/15/26 (a)	U.S.$	200	$208,000
Altice US Finance I Corp.
5.375%, 7/15/23 (a)		916	950,350
AMC Networks, Inc.
4.75%, 12/15/22		976	982,100
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	287	375,472
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	U.S.$	1,430	1,480,050
Clear Channel Worldwide Holdings, Inc.
Series B
6.50%, 11/15/22		1,744	1,783,240
CSC Holdings LLC
6.75%, 11/15/21		1,470	1,580,250
DISH DBS Corp.
4.625%, 7/15/17		65	65,731
5.125%, 5/01/20		160	165,600
7.875%, 9/01/19		1,278	1,418,580
Hughes Satellite Systems Corp.
6.50%, 6/15/19		665	723,188
7.625%, 6/15/21		248	272,180
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		865	908,250
Netflix, Inc.
5.50%, 2/15/22		604	650,810
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20		560	569,800
5.00%, 4/15/22 (a)		290	295,438
Radio One, Inc.
7.375%, 4/15/22 (a)		973	963,270
RR Donnelley & Sons Co.
7.00%, 2/15/22		19	19,095
Sinclair Television Group, Inc.
5.375%, 4/01/21		718	739,540
Sirius XM Radio, Inc.
5.75%, 8/01/21 (a)		580	603,925
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		1,435	1,449,350
TEGNA, Inc.
4.875%, 9/15/21 (a)		1,011	1,028,693
Time, Inc.
5.75%, 4/15/22 (a)		601	622,035
Univision Communications, Inc.
5.125%, 5/15/23 (a)		347	341,795
6.75%, 9/15/22 (a)		321	337,050

			19,634,554

Communications - Telecommunications - 4.5%
CenturyLink, Inc.
Series N
6.00%, 4/01/17		600	606,000
Series S
6.45%, 6/15/21		150	157,875

	Principal Amount (000)		U.S. $ Value
CommScope, Inc.
4.375%, 6/15/20 (a)	U.S.$	577	$589,982
Communications Sales & Leasing, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		1,135	1,174,725
Frontier Communications Corp.
6.25%, 9/15/21		355	336,363
8.50%, 4/15/20		795	834,750
8.75%, 4/15/22		343	339,570
8.875%, 9/15/20		430	457,950
Level 3 Communications, Inc.
5.75%, 12/01/22		284	291,810
Level 3 Financing, Inc.
5.375%, 8/15/22		523	539,998
Qwest Capital Funding, Inc.
6.50%, 11/15/18		510	541,237
SFR Group SA
6.00%, 5/15/22 (a)		781	801,501
SoftBank Group Corp.
4.50%, 4/15/20, TBA (a)		436	446,900
5.375%, 7/30/22, TBA (a)		1,010	1,044,087
Sprint Communications, Inc.
7.00%, 3/01/20 (a)		821	890,785
9.00%, 11/15/18 (a)		771	850,027
T-Mobile USA, Inc.
5.25%, 9/01/18		915	928,725
6.00%, 3/01/23		731	772,119
6.25%, 4/01/21		430	447,200
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		371	373,783
6.50%, 4/30/20 (a)		979	1,018,160
Windstream Services LLC
7.75%, 10/15/20-10/01/21		1,445	1,485,460

			14,929,007

Consumer Cyclical - Automotive - 1.6%
Alliance Automotive Finance PLC
6.25%, 12/01/21 (a)	EUR	353	398,525
Commercial Vehicle Group, Inc.
7.875%, 4/15/19	U.S.$	848	846,940
Dana, Inc.
5.375%, 9/15/21		463	479,784
Fiat Chrysler Automobiles NV
4.50%, 4/15/20		793	808,860
IHO Verwaltungs GmbH
4.125% (4.125% Cash or 4.875% PIK), 9/15/21 (a)(c)		553	558,408
LKQ Corp.
4.75%, 5/15/23		792	788,040
Meritor, Inc.
6.75%, 6/15/21		633	647,242
ZF North America Capital, Inc.
4.50%, 4/29/22 (a)		775	799,219

			5,327,018

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Entertainment - 1.6%
AMC Entertainment Holdings, Inc.
5.875%, 2/15/22	U.S.$	744	$778,410
Carlson Wagonlit BV
6.875%, 6/15/19 (a)		970	1,003,349
ClubCorp Club Operations, Inc.
8.25%, 12/15/23 (a)		522	553,320
NCL Corp., Ltd.
4.625%, 11/15/20 (a)		202	205,535
4.75%, 12/15/21 (a)		1,189	1,188,263
Pinnacle Entertainment, Inc.
5.625%, 5/01/24 (a)		600	601,500
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22		943	1,007,831

			5,338,208

Consumer Cyclical - Other - 6.3%
Beazer Homes USA, Inc.
8.75%, 3/15/22 (a)		386	416,880
CalAtlantic Group, Inc.
6.25%, 12/15/21		536	577,540
6.625%, 5/01/20		267	293,033
8.375%, 5/15/18		260	282,100
Cirsa Funding Luxembourg SA
5.75%, 5/15/21 (a)	EUR	185	208,514
GLP Capital LP/GLP Financing II, Inc.
4.375%, 4/15/21	U.S.$	106	109,975
5.375%, 11/01/23		1,024	1,095,680
International Game Technology PLC
5.625%, 2/15/20 (a)		1,150	1,213,250
6.25%, 2/15/22 (a)		640	686,400
Isle of Capri Casinos, Inc.
5.875%, 3/15/21		1,110	1,148,850
KB Home
7.00%, 12/15/21		144	151,920
8.00%, 3/15/20		265	291,500
9.10%, 9/15/17		489	512,228
Lennar Corp.
4.125%, 12/01/18		200	204,500
4.50%, 6/15/19		150	154,875
6.95%, 6/01/18		1,275	1,348,312
MCE Finance Ltd.
5.00%, 2/15/21 (a)		600	601,500
MDC Holdings, Inc.
5.625%, 2/01/20		645	685,313
Meritage Homes Corp.
7.00%, 4/01/22		622	673,315
7.15%, 4/15/20		891	966,735
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24 (a)		107	112,083
MGM Resorts International
6.625%, 12/15/21		1,008	1,126,440
8.625%, 2/01/19		319	358,476

	Principal Amount (000)		U.S. $ Value
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)	U.S.$	1,555	$1,575,992
PulteGroup, Inc.
4.25%, 3/01/21		1,477	1,510,232
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		827	806,325
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.25%, 4/15/21 (a)		611	626,275
5.875%, 4/15/23 (a)		695	705,425
Toll Brothers Finance Corp.
4.375%, 4/15/23		867	864,833
5.875%, 2/15/22		560	607,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22		524	537,100
Wynn Macau Ltd.
5.25%, 10/15/21 (a)		550	554,125

			21,007,326

Consumer Cyclical - Retailers - 1.9%
Brighthouse Group PLC
7.875%, 5/15/18 (a)	GBP	216	183,677
Dollar Tree, Inc.
5.25%, 3/01/20	U.S.$	60	61,800
Group 1 Automotive, Inc.
5.00%, 6/01/22		1,395	1,377,562
Hanesbrands, Inc.
4.625%, 5/15/24 (a)		495	480,150
L Brands, Inc.
5.625%, 2/15/22		436	465,430
6.625%, 4/01/21		490	550,025
8.50%, 6/15/19		510	586,500
New Look Secured Issuer PLC
6.50%, 7/01/22 (a)	GBP	301	353,332
Penske Automotive Group, Inc.
5.75%, 10/01/22	U.S.$	442	455,260
PetSmart, Inc.
7.125%, 3/15/23 (a)		945	963,900
Sally Holdings LLC/Sally Capital, Inc.
5.625%, 12/01/25		395	410,800
5.75%, 6/01/22		387	401,996
William Carter Co. (The)
5.25%, 8/15/21		110	113,988

			6,404,420

Consumer Non-Cyclical - 7.4%
Alere, Inc.
7.25%, 7/01/18		250	253,125
Aramark Services, Inc.
5.125%, 1/15/24		141	145,406
5.75%, 3/15/20		197	201,186

	Principal Amount (000)		U.S. $ Value
Boparan Finance PLC
5.50%, 7/15/21 (a)	GBP	580	$698,004
CHS/Community Health Systems, Inc.
5.125%, 8/01/21	U.S.$	1,247	1,156,593
Endo Finance LLC
5.75%, 1/15/22 (a)		1,375	1,213,437
Envision Healthcare Corp.
5.625%, 7/15/22		572	589,732
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		1,752	1,734,480
HCA Holdings, Inc.
6.25%, 2/15/21		561	603,776
HCA, Inc.
5.875%, 3/15/22		608	655,120
6.50%, 2/15/20		510	557,940
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)		1,185	1,223,512
HRG Group, Inc.
7.875%, 7/15/19		1,536	1,601,280
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)		793	860,405
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (a)		121	121,303
4.875%, 11/01/26 (a)		121	119,714
LifePoint Health, Inc.
5.50%, 12/01/21		773	803,920
Mallinckrodt International Finance SA
3.50%, 4/15/18		652	651,185
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.75%, 8/01/22 (a)		963	926,888
MEDNAX, Inc.
5.25%, 12/01/23 (a)		272	280,160
Post Holdings, Inc.
6.00%, 12/15/22 (a)		161	168,044
6.75%, 12/01/21 (a)		968	1,033,340
Quintiles IMS, Inc.
4.125%, 4/01/23 (a)	EUR	391	434,207
Revlon Consumer Products Corp.
5.75%, 2/15/21	U.S.$	730	733,650
6.25%, 8/01/24		148	151,700
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		1,575	1,645,875
Synlab Bondco PLC
6.25%, 7/01/22 (a)	EUR	346	396,997
Tenet Healthcare Corp.
4.50%, 4/01/21	U.S.$	671	664,290
4.75%, 6/01/20		125	126,250
6.00%, 10/01/20		629	658,878
6.25%, 11/01/18		657	693,135
Tesco PLC
Series E
6.125%, 2/24/22	GBP	729	1,019,158
Valeant Pharmaceuticals International
6.375%, 10/15/20 (a)	U.S.$	430	369,396

	Principal Amount (000)		U.S. $ Value
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20 (a)	U.S.$	310	$261,950
5.875%, 5/15/23 (a)		280	211,400
6.75%, 8/15/18 (a)		738	699,255
Valvoline, Inc.
5.50%, 7/15/24 (a)		73	75,555
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	765	952,685

			24,692,931

Energy - 3.3%
Antero Resources Corp.
5.125%, 12/01/22	U.S.$	216	218,160
6.00%, 12/01/20		266	273,980
Cenovus Energy, Inc.
3.00%, 8/15/22		386	373,176
3.80%, 9/15/23		30	29,281
Continental Resources, Inc./OK
3.80%, 6/01/24		26	23,985
5.00%, 9/15/22		261	263,451
Energy Transfer Equity LP
7.50%, 10/15/20		603	672,345
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		107	102,519
PHI, Inc.
5.25%, 3/15/19		1,130	1,070,675
Pride International, Inc.
6.875%, 8/15/20		370	394,975
QEP Resources, Inc.
5.375%, 10/01/22		328	328,820
Range Resources Corp.
5.00%, 3/15/23 (a)		34	33,660
Sabine Pass Liquefaction LLC
5.625%, 2/01/21 (d)		1,010	1,080,700
6.25%, 3/15/22		385	421,575
Southern Star Central Corp.
5.125%, 7/15/22 (a)		2,000	2,025,000
Tervita Escrow Corp.
7.625%, 12/01/21 (a)		450	459,000
Tesoro Corp.
4.75%, 12/15/23 (a)		1,320	1,329,075
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		340	358,700
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)		265	267,486
Transocean, Inc.
5.05%, 10/15/22 (e)		827	725,692
Whiting Petroleum Corp.
5.00%, 3/15/19		69	69,270
WPX Energy, Inc.
6.00%, 1/15/22		340	348,500

			10,870,025

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.2%
Belden, Inc.
5.50%, 9/01/22 (a)	U.S.$	585	$602,550

Services - 1.8%
ADT Corp. (The)
3.50%, 7/15/22		871	829,628
4.125%, 6/15/23		451	430,705
6.25%, 10/15/21		367	398,195
APX Group, Inc.
6.375%, 12/01/19		466	479,398
7.875%, 12/01/22		876	948,270
eDreams ODIGEO SA
8.50%, 8/01/21 (a)	EUR	418	466,408
GEO Group, Inc. (The)
5.125%, 4/01/23	U.S.$	47	45,120
5.875%, 1/15/22-10/15/24		200	201,450
6.00%, 4/15/26		54	53,055
IHS Markit Ltd.
5.00%, 11/01/22 (a)		1,431	1,484,662
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		539	586,836

			5,923,727

Technology - 3.0%
Amkor Technology, Inc.
6.375%, 10/01/22		305	317,963
CDW LLC/CDW Finance Corp.
6.00%, 8/15/22		146	154,395
Dell, Inc.
4.625%, 4/01/21		354	360,195
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.875%, 6/15/21 (a)		228	242,575
7.125%, 6/15/24 (a)		397	440,741
First Data Corp.
5.00%, 1/15/24 (a)		294	295,564
6.75%, 11/01/20 (a)		296	307,100
Infor US, Inc.
5.75%, 8/15/20 (a)		827	866,282
Iron Mountain Europe PLC
6.125%, 9/15/22 (a)	GBP	626	813,914
Iron Mountain, Inc.
4.375%, 6/01/21 (a)	U.S.$	294	300,615
6.00%, 10/01/20 (a)		272	286,960
6.00%, 8/15/23		281	298,563
Micron Technology, Inc.
5.25%, 8/01/23 (a)		1,014	1,017,802
Nokia Oyj
5.375%, 5/15/19		415	438,032
NXP BV/NXP Funding LLC
3.75%, 6/01/18 (a)		650	659,750
4.625%, 6/01/23 (a)		509	534,450
Sabre GLBL, Inc.

	Principal Amount (000)		U.S. $ Value
5.25%, 11/15/23 (a)	U.S.$	150	$154,031
5.375%, 4/15/23 (a)		572	583,440
Sanmina Corp.
4.375%, 6/01/19 (a)		1,500	1,541,250
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23 (a)		239	224,660

			9,838,282

Transportation - Services - 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23		201	197,483
Carlson Travel, Inc.
6.75%, 12/15/23 (a)		297	308,880
Europcar Groupe SA
5.75%, 6/15/22 (a)	EUR	416	462,206
Hertz Corp. (The)
5.875%, 10/15/20	U.S.$	663	648,082
7.375%, 1/15/21		1,060	1,062,650
Hertz Holdings Netherlands BV
4.125%, 10/15/21 (a)	EUR	239	253,483
XPO Logistics, Inc.
6.50%, 6/15/22 (a)	U.S.$	606	636,300

			3,569,084

			160,193,978

Financial Institutions - 4.7%
Banking - 2.4%
Ally Financial, Inc.
3.75%, 11/18/19		380	381,627
4.125%, 3/30/20		370	373,700
4.75%, 9/10/18		754	776,620
5.50%, 2/15/17		100	100,375
Barclays Bank PLC
7.75%, 4/10/23		1,377	1,447,778
BBVA International Preferred SAU 1.636% (EURIBOR 3 Month + 1.95%), 3/20/17 (a)(b)(f)	EUR	100	92,896
5.919%, 4/18/17 (f)	U.S.$	263	260,370
Lloyds Bank PLC
4.385%, 5/12/17 (f)	EUR	850	961,611
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	U.S.$	344	357,314
Series U
7.64%, 9/30/17 (f)		1,200	1,113,000
Societe Generale SA
5.922%, 4/05/17 (a)(f)		1,102	1,092,578
Zions Bancorporation
5.65%, 11/15/23		1,112	1,135,630

			8,093,499

Finance - 1.8%
CIT Group, Inc.

	Principal Amount (000)		U.S. $ Value
4.25%, 8/15/17	U.S.$	370	$375,088
5.00%, 5/15/17 (a)		870	880,875
5.50%, 2/15/19 (a)		481	507,455
Navient Corp.
4.875%, 6/17/19		712	736,920
5.50%, 1/15/19		838	869,425
8.00%, 3/25/20		320	355,008
OneMain Financial Holdings LLC
6.75%, 12/15/19 (a)		433	451,402
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		1,958	1,708,355

			5,884,528

Other Finance - 0.1%
Lincoln Finance Ltd.
6.875%, 4/15/21 (a)	EUR	204	233,058
7.375%, 4/15/21 (a)	U.S.$	200	213,000

			446,058

REITS - 0.4%
MPT Operating Partnership LP/MPT Finance Corp.
6.375%, 2/15/22		1,139	1,180,289
Sabra Health Care LP/Sabra Capital Corp.
5.375%, 6/01/23		89	88,777

			1,269,066

			15,693,151

Utility - 0.8%
Electric - 0.8%
Calpine Corp.
6.00%, 1/15/22 (a)		926	967,670
ContourGlobal Power Holdings SA
5.125%, 6/15/21 (a)	EUR	657	724,532
DPL, Inc.
6.75%, 10/01/19	U.S.$	442	449,735
Dynegy, Inc.
6.75%, 11/01/19		579	589,132

			2,731,069

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		810	818,100

Total Corporates - Non-Investment Grade (cost $178,809,275)			179,436,298

CORPORATES - INVESTMENT GRADE - 15.9%
Industrial - 8.4%
Basic - 0.9%
CF Industries, Inc.
3.40%, 12/01/21 (a)		584	577,862

	Principal Amount (000)		U.S. $ Value
FMG Resources (August 2006) Pty Ltd.
9.75%, 3/01/22 (a)	U.S.$	1,030	$1,194,872
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)		680	695,300
Glencore Finance Europe SA
1.875%, 9/13/23 (a)	EUR	290	305,433
Glencore Funding LLC
4.125%, 5/30/23 (a)	U.S.$	300	301,902

			3,075,369

Capital Goods - 0.0%
General Electric Co. Series D
5.00%, 1/21/21 (f)		35	36,320

Communications - Media - 0.7%
Activision Blizzard, Inc.
6.125%, 9/15/23 (a)		266	291,034
Cox Communications, Inc.
3.35%, 9/15/26 (a)		484	462,190
Discovery Communications LLC
4.90%, 3/11/26		729	767,650
Time Warner Cable LLC
4.00%, 9/01/21		769	789,711

			2,310,585

Communications - Telecommunications - 0.5%
Crown Castle International Corp.
4.875%, 4/15/22		817	869,942
Qwest Corp.
6.75%, 12/01/21		265	287,525
Verizon Communications, Inc.
2.625%, 2/21/20		665	671,380

			1,828,847

Consumer Cyclical - Automotive - 0.6%
Ford Motor Credit Co. LLC
3.20%, 1/15/21		716	717,045
General Motors Co.
4.00%, 4/01/25		470	460,540
4.875%, 10/02/23		699	732,742

			1,910,327

Consumer Cyclical - Other - 0.5%
DR Horton, Inc.
3.625%, 2/15/18		375	378,750
3.75%, 3/01/19		590	601,800
4.00%, 2/15/20		600	616,500

			1,597,050

Consumer Cyclical - Retailers - 0.2%
AutoNation, Inc.
6.75%, 4/15/18		106	111,828

	Principal Amount (000)		U.S. $ Value
CVS Health Corp.
3.50%, 7/20/22	U.S.$	600	$616,496

			728,324

Consumer Non-Cyclical - 2.4%
Constellation Brands, Inc.
4.25%, 5/01/23		695	720,639
Molson Coors Brewing Co.
1.45%, 7/15/19		459	452,230
Mylan NV
3.15%, 6/15/21 (a)		481	472,047
Mylan, Inc.
3.125%, 1/15/23 (a)		925	873,399
Newell Brands, Inc.
3.85%, 4/01/23		108	112,029
5.00%, 11/15/23		701	753,427
Perrigo Co. PLC
2.30%, 11/08/18		750	749,004
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		121	122,361
6.625%, 8/15/22		1,315	1,385,681
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 7/21/21		1,230	1,176,725
Universal Health Services, Inc.
4.75%, 8/01/22 (a)		1,275	1,290,937

			8,108,479

Energy - 1.5%
Devon Energy Corp.
4.00%, 7/15/21		251	259,382
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.
5.50%, 5/15/22 (a)		180	187,650
Kinder Morgan, Inc./DE
7.00%, 6/15/17		55	56,276
7.25%, 6/01/18		871	928,197
Nabors Industries, Inc.
4.625%, 9/15/21		1,332	1,354,005
5.50%, 1/15/23 (a)		320	333,200
Noble Energy, Inc.
5.625%, 5/01/21		445	464,259
Regency Energy Partners LP/Regency Energy Finance Corp.
5.75%, 9/01/20		1,000	1,081,331
Williams Partners LP
3.35%, 8/15/22		311	306,149

			4,970,449

Services - 0.1%
eBay, Inc.
3.80%, 3/09/22		192	198,361

Technology - 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.

	Principal Amount (000)		U.S. $ Value
3.48%, 6/01/19 (a)	U.S.$	448	$457,321
4.42%, 6/15/21 (a)		448	463,566
Micron Technology, Inc.
7.50%, 9/15/23 (a)		192	212,640
Seagate HDD Cayman
4.75%, 1/01/25		79	75,263
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		517	528,672
Total System Services, Inc.
3.75%, 6/01/23		333	330,734
3.80%, 4/01/21		309	318,933
Western Digital Corp.
7.375%, 4/01/23 (a)		716	787,600

			3,174,729

			27,938,840

Financial Institutions - 6.7%
Banking - 3.0%
ABN AMRO Bank NV
6.25%, 4/27/22 (a)		987	1,092,461
BBVA Bancomer SA/Texas
6.50%, 3/10/21 (a)		520	560,040
Cooperatieve Rabobank UA
6.875%, 3/19/20 (a)	EUR	500	619,018
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 4/16/21	U.S.$	700	704,418
3.80%, 9/15/22		762	768,757
Danske Bank A/S
5.684%, 2/15/17 (f)	GBP	500	616,200
Deutsche Bank AG
Series G
3.375%, 5/12/21	U.S.$	598	591,953
JPMorgan Chase & Co.
2.295%, 8/15/21		601	589,866
Lloyds Banking Group PLC
3.10%, 7/06/21		200	202,688
4.50%, 11/04/24		900	915,884
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/01/21		600	604,005
Mizuho Financial Group, Inc.
2.097% (LIBOR 3 Month + 1.14%), 9/13/21 (b)		769	768,739
Santander Bank NA
8.75%, 5/30/18		250	269,072
Santander UK Group Holdings PLC
2.875%, 8/05/21		600	593,737
UBS AG/Jersey
7.25%, 2/22/22 (a)		975	980,769

			9,877,607

Brokerage - 0.4%
E*TRADE Financial Corp.
5.375%, 11/15/22		900	952,394

	Principal Amount (000)		U.S. $ Value
GFI Group, Inc.
8.375%, 7/19/18 (e)	U.S.$	467	$502,025

			1,454,419

Finance - 1.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17		730	742,957
Aviation Capital Group Corp.
4.625%, 1/31/18 (a)		126	129,623
7.125%, 10/15/20 (a)		713	825,346
HSBC Finance Corp.
6.676%, 1/15/21		783	880,124
International Lease Finance Corp.
8.25%, 12/15/20		400	466,000
8.875%, 9/01/17		613	640,585

			3,684,635

Insurance - 1.1%
Allstate Corp. (The)
6.125%, 5/15/37		605	589,875
Cloverie PLC for Zurich Insurance Co., Ltd.
8.25%, 1/18/18 (a) (f)		500	521,250
Progressive Corp. (The)
6.70%, 6/15/37		725	708,688
Prudential Financial, Inc.
8.875%, 6/15/38		820	885,600
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		900	902,385

			3,607,798

REITS - 1.1%
EPR Properties
5.75%, 8/15/22		690	742,877
HCP, Inc.
4.25%, 11/15/23		737	756,817
VEREIT Operating Partnership LP
4.125%, 6/01/21		1,455	1,476,825
Welltower, Inc.
4.95%, 1/15/21		655	706,393

			3,682,912

			22,307,371

Utility - 0.6%
Electric - 0.6%
EDP Finance BV
6.00%, 2/02/18 (a)		526	544,043
FirstEnergy Corp. Series B
4.25%, 3/15/23		745	770,177
PSEG Power LLC
3.00%, 6/15/21		743	745,283

			2,059,503

	Principal Amount (000)		U.S. $ Value
Non Corporate Sectors - 0.2%
Agencies - Government Sponsored - 0.2%
Equate Petrochemical BV
3.00%, 3/03/22 (a)	U.S.$	505	$481,012

Total Corporates - Investment Grade (cost $53,054,016)			52,786,726

BANK LOANS - 6.9%
Industrial - 6.8%
Basic - 0.2%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
3.75% (LIBOR 3 Month + 2.75%), 6/30/19†		40	39,604
Ineos US Finance LLC
4.25% (LIBOR 3 Month + 3.25%), 3/31/22†		609	615,684

			655,288

Capital Goods - 0.3%
Berry Plastics Corporation
3.50% (LIBOR 3 Month + 2.50%), 1/06/21†		288	289,601
Transdigm Inc.
3.77% (LIBOR 1 Month + 3.00%), 6/09/23†		697	703,533

			993,134

Communications - Media - 0.4%
Checkout Holding Corp. (fka Catalina Marketing)
4.50% (LIBOR 3 Month + 3.50%), 4/09/21†		244	212,063
Time Inc.
4.25% (LIBOR 3 Month + 3.25%), 4/26/21†		509	510,622
Townsquare Media, Inc.
4.25% (LIBOR 3 Month + 3.25%), 4/01/22†		420	421,209

			1,143,894

Consumer Cyclical - Automotive - 0.2%
American Tire Distributors, Inc.
5.25% (LIBOR 3 Month + 4.25%), 9/01/21†		579	576,490
Cooper-Standard Automotive Inc.
3.748% (LIBOR 3 Month + 2.75%), 11/02/23†		129	130,438
Navistar, Inc.
6.50% (LIBOR 3 Month + 5.50%), 8/07/20†		69	70,097

			777,025

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Entertainment - 0.3%
Seaworld Parks & Entertainment, Inc. (f/k/a SW Acquisitions Co., Inc.)
3.25% (LIBOR 3 Month + 2.25%), 5/14/20†	U.S.$	777	$766,079
4.25% (LIBOR 3 Month + 3.25%), 5/14/20†		272	273,253

			1,039,332

Consumer Cyclical - Other - 0.5%
Beazer Homes USA, Inc.
6.75% (LIBOR 6 Month + 5.50%), 3/11/18†(g)		118	116,679
La Quinta Intermediate Holdings L.L.C.
3.75% (LIBOR 3 Month + 2.75%), 4/14/21†		417	416,712
Seminole Hard Rock Entertainment, Inc.
(Seminole Hard Rock International, LLC)
3.52% (LIBOR 3 Month + 2.75%), 5/14/20†		483	484,912
Station Casinos LLC
3.75% (LIBOR 3 Month + 3.00%), 6/08/23†		476	481,835

			1,500,138

Consumer Cyclical - Retailers - 0.9%
Dollar Tree, Inc.
3.25% (LIBOR 3 Month + 2.50%), 7/06/22†		7	6,737
J.C. Penney Corporation, Inc.
5.25% (LIBOR 3 Month + 4.25%), 6/23/23†		413	414,950
Michaels Stores, Inc.
3.75% (LIBOR 3 Month + 2.75%), 1/30/23†		144	145,816
NBTY, Inc. (n/k/a THE NATURE’S BOUNTY CO.)
5.00% (LIBOR 3 Month + 4.00%), 5/05/23†		663	668,103
Petco Animal Supplies, Inc.
5.00% (LIBOR 3 Month + 4.00%), 1/26/23†		973	976,823
PetSmart, Inc.
4.00% (LIBOR 3 Month + 3.00%), 3/11/22†		720	721,320

			2,933,749

Consumer Non-Cyclical - 2.4%
1011778 B.C. Unlimited Liability Company
(New Red Finance, Inc.) (aka Burger King/Tim Hortons)
3.75% (LIBOR 3 Month + 2.75%), 12/10/21†		1,849	1,863,706

	Principal Amount (000)		U.S. $ Value
Acadia Healthcare Company, Inc.
3.76% (LIBOR 1 Month + 3.00%), 2/11/22 - 2/16/23†	U.S.$	403	$406,293
Air Medical Group Holdings, Inc.
4.25% (LIBOR 3 Month + 3.25%), 4/28/22†		496	494,544
5.00% (LIBOR 3 Month + 4.00%), 4/28/22†		244	247,281
Alere Inc. (fka IM US Holdings, LLC)
4.25% (LIBOR 3 Month + 3.25%), 6/20/22†		688	687,599
Arbor Pharmaceuticals, LLC
6.00% (LIBOR 3 Month + 5.00%), 7/05/23†		438	442,078
DJO Finance LLC
4.25% (LIBOR 3 Month + 3.25%), 6/08/20†		273	261,584
Envision Healthcare Corporation (fka Emergency Medical Services Corporation)
4.00% (LIBOR 3 Month + 3.00%), 12/01/23†		137	137,286
Grifols Worldwide Operations Limited
3.715% (LIBOR 1 Week + 3.00%), 2/27/21†		156	156,524
Horizon Pharma, Inc.
5.00% (LIBOR 3 Month + 4.00%), 5/07/21†		898	895,366
5.50% (LIBOR 3 Month + 4.50%), 5/07/21†		257	256,341
Kinetic Concepts, Inc.
5.00% (LIBOR 3 Month + 4.00%), 11/04/20†		315	315,336
Landry’s Inc. (fka Landry’s Restaurants, Inc.)
4.00% (LIBOR 3 Month + 3.25%), 10/04/23†		433	437,281
MPH Acquisition Holdings LLC
5.00% (LIBOR 3 Month + 4.00%), 6/07/23†		633	643,205
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã€ R.L.
4.75% (LIBOR 3 Month + 3.75%), 6/30/21†		480	475,522
Vizient, Inc.
5.00% (LIBOR 3 Month + 4.00%), 2/13/23†		246	249,670

			7,969,616

Energy - 0.2%
California Resources Corporation
11.375% (LIBOR 3 Month + 10.38%), 12/31/21†		545	603,644

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.7%
Camelot U.S. Acquisition 1 Co. (aka Thomson Reuters Intellectual Property & Science)
4.75% (LIBOR 3 Month + 3.75%), 10/03/23†	U.S.	$202	$204,543
Conduent Incorporated
6.25% (LIBOR 3 Month + 5.50%), 12/07/23†		64	64,720
Gardner Denver, Inc.
4.25%-4.57% (LIBOR 3 Month + 3.25%), 7/30/20†		145	143,526
Gates Global LLC
4.25% (LIBOR 3 Month + 3.25%), 7/06/21†		503	503,145
GFL Environmental Inc.
3.75% (LIBOR 3 Month + 2.75%), 9/29/23†		253	253,413
Manitowoc Foodservice, Inc.
5.75% (LIBOR 3 Month + 4.75%), 3/03/23†		62	62,571
Sedgwick Claims Management Services, Inc.
3.75% (LIBOR 3 Month + 2.75%), 3/01/21†		366	366,758
Travelport Finance (Luxembourg) S.Ã r.l.
5.00% (LIBOR 3 Month + 4.00%), 9/02/21†		727	733,147
Unifrax Holding Co.
4.50% (EURIBOR 3 Month + 3.50%), 11/28/18†	EUR	71	75,499

			2,407,322

Technology - 0.7%
Avago Technologies Cayman Holdings Ltd.
3.704% (LIBOR 1 Month + 3.00%), 2/01/23†	U.S.	$182	184,216
BMC Software Finance Inc.
5.00% (LIBOR 3 Month + 4.00%), 9/10/20†		651	649,450
MTS Systems Corporation
5.00% (LIBOR 3 Month + 4.25%), 7/05/23†		428	433,113
Solera, LLC (Solera Finance, Inc.)
5.75% (LIBOR 3 Month + 4.75%), 3/03/23†		695	703,434
Veritas US Inc.
6.625% (LIBOR 3 Month + 5.63%), 1/27/23†		493	454,349

			2,424,562

			22,447,704

	Principal Amount (000)		U.S. $ Value
Utility - 0.1%
Electric - 0.1%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.)
4.25% (LIBOR 3 Month + 3.25%), 6/30/17†	U.S.	$330	$331,897

Total Bank Loans (cost $22,470,101)			22,779,601

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Risk Share Floating Rate - 2.0%
Bellemeade Re Ltd. Series 2015-1A, Class M1
3.256% (LIBOR 1 Month + 2.50%), 7/25/25 (b)(h)		18	18,187
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN1, Class M2
2.956% (LIBOR 1 Month + 2.20%), 2/25/24 (b)		485	495,995
Series 2014-DN3, Class M2
3.156% (LIBOR 1 Month + 2.40%), 8/25/24 (b)		181	181,129
Series 2014-HQ1, Class M2
3.256% (LIBOR 1 Month + 2.50%), 8/25/24 (b)		1,110	1,119,881
Series 2014-HQ2, Class M2
2.956% (LIBOR 1 Month + 2.20%), 9/25/24 (b)		1,200	1,225,145
Series 2014-HQ3, Class M2
3.406% (LIBOR 1 Month + 2.65%), 10/25/24 (b)		249	251,544
Series 2015-HQ1, Class M2
2.956% (LIBOR 1 Month + 2.20%), 3/25/25 (b)		769	772,923
Series 2015-HQA2, Class M2
3.556% (LIBOR 1 Month + 2.80%), 5/25/28 (b)		366	374,651
Series 2016-HQA2, Class M2
3.006% (LIBOR 1 Month + 2.25%), 11/25/28 (b)		389	396,955
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01, Class M1
2.756% (LIBOR 1 Month + 2.00%), 10/25/23 (b)		44	44,282
Series 2014-C01, Class M1
2.356% (LIBOR 1 Month + 1.60%), 1/25/24 (b)		203	203,912
Series 2014-C02, Class 2M1
1.706% (LIBOR 1 Month + 0.95%), 5/25/24 (b)		30	30,357
Series 2015-C02, Class 2M1

	Principal Amount (000)		U.S. $ Value
1.956% (LIBOR 1 Month + 1.20%), 5/25/25 (b)	U.S.$	88	$88,035
Series 2015-C04, Class 1M2
6.456% (LIBOR 1 Month + 5.70%), 4/25/28 (b)		168	186,300
Series 2015-C04, Class 2M2
6.306% (LIBOR 1 Month + 5.55%), 4/25/28 (b)		260	283,202
Series 2016-C01, Class 1M2
7.506% (LIBOR 1 Month + 6.75%), 8/25/28 (b)		460	532,866
Series 2016-C01, Class 2M2
7.706% (LIBOR 1 Month + 6.95%), 8/25/28 (b)		203	233,820
Series 2016-C04, Class 1M2
5.006% (LIBOR 1 Month + 4.25%), 1/25/29 (b)		145	150,184
Series 2016-C05, Class 2M2
5.206% (LIBOR 1 Month + 4.45%), 1/25/29 (b)		197	204,436

Total Collateralized Mortgage Obligations (cost $6,590,405)			6,793,804

GOVERNMENTS - SOVEREIGN AGENCIES - 0.4%
Brazil - 0.2%
Petrobras Global Finance BV
8.375%, 5/23/21		570	614,175

United Kingdom - 0.2%
Royal Bank of Scotland Group PLC
6.10%, 6/10/23		681	712,809

Total Governments - Sovereign Agencies (cost $1,270,354)			1,326,984

EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.4%
Communications - Telecommunications - 0.3%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (a)		820	829,600

Consumer Non-Cyclical - 0.0%
Tonon Luxembourg SA
7.25%, 1/24/20 (a)(c)(g)(i)(j)		275	30,207
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (h)(i)(j)		425	31,875

			62,082

Transportation - Airlines - 0.1%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		362	364,149

Total Emerging Markets - Corporate Bonds (cost $1,885,877)			1,255,831

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 0.4%
United States - 0.4%
U.S. Treasury Notes 3.75%, 11/15/18 (cost $1,232,824)	U.S.$	1,182	$1,238,375

ASSET-BACKED SECURITIES - 0.3%
Other ABS - Fixed Rate - 0.3%
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.832%, 5/25/46 (a) (cost $1,047,375)		1,047	1,051,172

EMERGING MARKETS - SOVEREIGNS - 0.2%
Argentina - 0.1%
Argentine Republic Government International Bond
6.875%, 4/22/21 (a)		453	482,445

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (a)		240	245,249

Total Emerging Markets - Sovereigns (cost $693,145)			727,694

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%
Non-Agency Fixed Rate CMBS - 0.2%
Commercial Mortgage Trust Series 2007-GG9, Class AM
5.475%, 3/10/39		101	101,116
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class AM
5.687%, 6/15/39		150	151,502
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class E
5.215%, 6/15/45 (a)		100	99,094
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class AJ
5.276%, 2/15/41		158	158,030
ML-CFC Commercial Mortgage Trust Series 2006-4, Class AJ
5.239%, 12/12/49		116	116,172
Series 2006-4, Class AJFX
5.147%, 12/12/49 (a)		7	7,211

Total Commercial Mortgage-Backed Securities (cost $615,581)			633,125

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Banking - 0.2%
Citigroup Capital XIII
7.257% (d)		18,500	477,670

Company	Shares		U.S. $ Value
US Bancorp
Series F 6.50%		1,900	$53,751

Total Preferred Stocks (cost $554,400)			531,421

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust Expiration: Jan 2017, Exercise Price: $ 214.00 (j)(k)		1,068	57,672

	Notional Amount (000)
Swaptions - 0.0%
CDX-NAHY Series 27, 5 Year Index RTP, JPMorgan Chase Bank, NA (Buy Protection) Expiration: Jan 2017, Exercise Rate: 102.50% (j)		13,100	5,015

Total Options Purchased - Puts (premiums paid $101,702)			62,687

	Shares
SHORT-TERM INVESTMENTS - 16.2%
Investment Companies - 14.3%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 0.37% (l)(m) (cost $47,686,493)		47,686,493	47,686,493

	Principal Amount (000)
U.S. Treasury Bills - 1.9%
U.S. Treasury Bill Zero Coupon, 1/19/17 (cost $6,453,956)	U.S.$	6,455	6,453,956

Total Short-Term Investments (cost $54,140,449)			54,140,449

Total Investments - 97.1% (cost $322,465,504) (n)			322,764,167

Other assets less liabilities - 2.9% (o)			9,782,204
Net Assets - 100.0%			$332,546,371

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr (CBT) Futures	18	March 2017	$2,248,178	$2,237,063	$(11,115)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	685	JPY	80,101	1/25/17	$1,381
Citibank, NA	KRW	1,688,105	USD	1,439	3/14/17	40,773
HSBC Bank USA	GBP	4,229	USD	5,276	1/20/17	61,364
HSBC Bank USA	JPY	156,592	USD	1,383	1/25/17	41,446
HSBC Bank USA	CAD	1,904	USD	1,426	2/03/17	7,076
HSBC Bank USA	SGD	1,931	USD	1,354	3/14/17	21,007
JPMorgan Chase Bank, NA	AUD	2,135	USD	1,576	1/19/17	35,638
JPMorgan Chase Bank, NA	USD	656	JPY	76,792	1/25/17	1,722
State Street Bank & Trust Co.	GBP	30	USD	38	1/20/17	1,072
State Street Bank & Trust Co.	EUR	8,022	USD	8,738	1/25/17	283,532
State Street Bank & Trust Co.	EUR	302	USD	317	1/25/17	(2,086)
State Street Bank & Trust Co.	USD	638	SEK	5,808	2/23/17	1,902
UBS AG	TWD	45,750	USD	1,429	3/10/17	16,478

						$511,305

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (k)	1,068	$209.00	January 2017	$41,590	$(28,836)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	1.75%		$480	$(30,699)	$(18,126)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	(5.00)	3.09		5	(346)	(350)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)	3.55		6,700	(425,393)	(5,553)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)	3.55		3,851	(244,506)	(19,025)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)	3.55		4,860	(308,569)	(67,206)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.46		370	(5,887)	(2,218)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	2.52		2,429	197,419	90,340
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	3.24		80	5,690	1,944
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	5.00	3.55		7,970	506,028	213,647
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	5.00	3.55		4,170	264,760	110,982
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.19		1,540	18,885	14,447
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	5.00	0.87	EUR	3	327	(99)
iTraxx Europe Crossover Series 25, 5 Year Index, 6/20/21*	5.00	2.70		3	303	123
iTraxx Europe Crossover Series 26, 5 Year Index, 12/20/21*	5.00	2.88		4,940	501,379	120,438

					$479,391	$439,344

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME Group)	$4,200	5/03/26	1.771%	3 Month LIBOR	$196,584
Morgan Stanley & Co. LLC/(CME Group)	2,680	12/16/26	2.342%	3 Month LIBOR	3,983

					$200,567

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
M.D.C. Holdings, Inc., 5.625%, 2/01/20, 6/20/17*	1.00%	0.18%		$180	$754	$(873)	$1,627
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	1.26	EUR	424	45,237	36,234	9,003
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	1.26		326	34,797	27,609	7,188
Virgin Media Finance PLC, 4.875%, 2/15/22, 12/20/18*	5.00	0.94		$230	18,574	5,798	12,776
Virgin Media Finance PLC, 7.00%, 4/15/23, 6/20/17*	5.00	0.26		200	4,809	540	4,269
Virgin Media Finance PLC, 7.00%, 4/15/23, 6/20/17*	5.00	0.26		140	3,367	187	3,180
Citibank, NA
EDP - Energias de Portugal, S.A., 5/21/18, 3/20/19*	5.00	0.87	EUR	630	61,527	62,605	(1,078)
Thyssenkrupp AG, 4.00%, 8/27/18, 3/20/19*	1.00	0.79		1,050	4,543	(49,895)	54,438
Unitymedia GmbH, 9.625%, 12/01/19, 3/20/19*	5.00	0.82		40	3,946	2,582	1,364
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	1.26		670	71,497	60,181	11,316
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19		$1,052	(59,245)	(76,582)	17,337
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19		315	(17,739)	(22,336)	4,597

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sprint Communications, Inc., 7.00%, 8/15/20, 9/20/18*	5.00%	1.36%	$510	$31,032	$10,381	$20,651
United States Steel Corp., 6.650%, 6/01/37, 3/20/19*	5.00	1.25	295	23,671	5,265	18,406
Goldman Sachs International
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.250%, 3/15/25, 12/20/21*	5.00	3.62	284	17,725	11,118	6,607
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.250%, 3/15/25, 12/20/21*	5.00	3.62	316	19,723	14,387	5,336
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.250%, 3/15/25, 12/20/21*	5.00	3.62	443	27,649	22,110	5,539
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.250%, 3/15/25, 12/20/21*	5.00	3.62	221	13,794	8,650	5,144
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.250%, 3/15/25, 12/20/21*	5.00	3.62	126	7,864	3,336	4,528
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.250%, 3/15/25, 12/20/21*	5.00	3.62	190	11,859	8,657	3,202
CCO Holdings, LLC, 7.250%, 10/30/17, 3/20/19*	5.00	0.58	300	29,190	13,720	15,470

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	8.05%		$836	$(109,873)	$(112,808)	$2,935
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.05		837	(110,005)	(109,994)	(11)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.05		1,026	(134,880)	(128,397)	(6,483)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19		592	(33,340)	(44,330)	10,990
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19		46	(2,591)	(3,259)	668
Wendel, 3.750%, 1/21/21, 3/20/19*	5.00	0.39	EUR	1,050	115,290	103,955	11,335
JPMorgan Chase Bank, NA
Unitymedia GmbH, 9.625%, 12/01/19, 9/20/18*	5.00	0.60		$190	15,333	7,919	7,414

					$94,508	$(143,240)	$237,748

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
iBoxx $ Liquid High Yield Index	1,411,000	LIBOR	$1,411	3/20/17	$6,561
Citibank, NA
iBoxx $ Liquid High Yield Index	1,746,000	LIBOR	1,746	3/20/17	8,771
Goldman Sachs International
iBoxx $ Liquid High Yield Index	4,826,000	LIBOR	4,826	3/20/17	41,735
iBoxx $ Liquid High Yield Index	1,394,000	LIBOR	1,394	3/20/17	18,802
iBoxx $ Liquid High Yield Index	2,788,000	LIBOR	2,788	3/20/17	18,526
iBoxx $ Liquid High Yield Index	1,411,000	LIBOR	1,411	3/20/17	5,859
iBoxx $ Liquid High Yield Index	1,410,000	LIBOR	1,410	3/20/17	3,755
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	2,785,000	LIBOR	2,785	3/20/17	53,025
iBoxx $ Liquid High Yield Index	2,788,000	LIBOR	2,788	3/20/17	15,743
iBoxx $ Liquid High Yield Index	2,821,000	LIBOR	2,821	3/20/17	6,114
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	3,327,000	LIBOR	3,327	3/20/17	56,373
iBoxx $ Liquid High Yield Index	3,326,000	LIBOR	3,326	3/20/17	20,108
iBoxx $ Liquid High Yield Index	1,426,000	LIBOR	1,426	3/20/17	8,621

					$263,993

†	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2016.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $108,367,153 or 32.6% of net assets.

(b)	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2016.
(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2016.
(d)	Variable rate coupon, rate shown as of December 31, 2016.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2016.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Illiquid security.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.02% of net assets as of December 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re Ltd. Series 2015-1A, Class M1
3.256%, 7/25/25	7/27/15	$18,179	$18,187	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/13/13	431,503	31,875	0.01%

(i)	Defaulted.
(j)	Non-income producing security.
(k)	One contract relates to 100 shares.
(l)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(n)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,857,012 and gross unrealized depreciation of investments was $(4,558,349), resulting in net unrealized appreciation of $298,663.
(o)	An amount of U.S. $45,957 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2016.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound

JPY	-	Japanese Yen
KRW	-	South Korean Won
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
RTP	-	Right To Pay
SPDR	-	Standard & Poor’s Depository Receipt
TBA	-	To Be Announced

AB Bond Fund, Inc. - AB Limited Duration High Income Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$177,986,948		$1,449,350		$179,436,298
Corporates - Investment Grade		– 0	–	52,786,726		– 0	–	52,786,726
Bank Loans		– 0	–	19,843,307		2,936,294		22,779,601
Collateralized Mortgage Obligations		– 0	–	6,793,804		– 0	–	6,793,804
Governments - Sovereign Agencies		– 0	–	1,326,984		– 0	–	1,326,984
Emerging Markets - Corporate Bonds		– 0	–	1,225,624		30,207		1,255,831
Governments - Treasuries		– 0	–	1,238,375		– 0	–	1,238,375
Asset-Backed Securities		– 0	–	– 0	–	1,051,172		1,051,172
Emerging Markets - Sovereigns		– 0	–	727,694		– 0	–	727,694
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	633,125		633,125
Preferred Stocks		531,421		– 0	–	– 0	–	531,421
Options Purchased - Puts		– 0	–	62,687		– 0	–	62,687
Short-Term Investments:
Investment Companies		47,686,493		– 0	–	– 0	–	47,686,493
U.S. Treasury Bills		– 0	–	6,453,956		– 0	–	6,453,956

Total Investments in Securities		48,217,914		268,446,105		6,100,148		322,764,167

Other Financial Instruments (a):
Assets:
Forward Currency Exchange Contracts		– 0	–	513,391		– 0	–	513,391
Centrally Cleared Credit Default Swaps		– 0	–	551,921		– 0	–	551,921
Centrally Cleared Interest Rate Swaps		– 0	–	200,567		– 0	–	200,567
Credit Default Swaps		– 0	–	245,320		– 0	–	245,320
Total Return Swaps		– 0	–	263,993		– 0	–	263,993
Liabilities:
Futures		(11,115)		– 0 –		– 0	–	(11,115)
Forward Currency Exchange Contracts		– 0	–	(2,086)		– 0	–	(2,086)
Put Options Written		– 0	–	(28,836)		– 0	–	(28,836)
Centrally Cleared Credit Default Swaps		– 0	–	(112,577)		– 0	–	(112,577)
Credit Default Swaps		– 0	–	(7,572)		– 0	–	(7,572)

Total (b)		$48,206,799		$270,070,226		$6,100,148		$324,377,173

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.
*(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates Non- Investment Grade			Bank Loans	Collateralized Mortgage Obligation
Balance as of 9/30/16	$	– 0	–	$4,602,360	$122,935
Accrued discounts/(premiums)		(1,064)		2,123	– 0	–
Realized gain (loss)		– 0	–	(532)	– 0	–
Change in unrealized appreciation/depreciation		(5,394)		(9,327)	– 0	–
Purchases/Payups		– 0	–	62,400	– 0	–
Sales/Paydowns		– 0	–	(246,469)	– 0	–
Transfers in to Level 3		1,455,808		170,030	– 0	–
Transfers out of Level 3		– 0	–	(1,644,291)	(122,935)

Balance as of 12/31/16		$1,449,350		$2,936,294	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16		$(5,394)		$28	– 0	–

	Asset-Backed Securities		Emerging Markets- Corporate Bonds		Commercial Mortgage-Backed Securities
Balance as of 9/30/16	$1,066,992		$52,175		$1,146,188
Accrued discounts/(premiums)	– 0	–	– 0	–	207
Realized gain (loss)	– 0	–	– 0	–	9,630
Change in unrealized appreciation/depreciation	(13,195)		(21,968)		(12,937)
Purchases/Payups	– 0	–	– 0	–	– 0	–
Sales/Paydowns	(2,625)		– 0	–	(509,963)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/16	$1,051,172		$30,207		$633,125

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$(13,195)		$(21,968)		$(16,981)

	Total
Balance as of 9/30/16	$6,990,650
Accrued discounts/(premiums)	1,266
Realized gain (loss)	9,098
Change in unrealized appreciation/depreciation	(62,821)
Purchases/Payups	62,400
Sales/Paydowns	(759,057)
Transfers in to Level 3	1,625,838
Transfers out of Level 3	(1,767,226)

Balance as of 12/31/16	$6,100,148	(a)

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$(57,510)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of December 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the three months ended December 31, 2016 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/16 (000)	Dividend Income (000)
$65,830	$51,953	$70,097	$47,686	$40

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 24, 2017